UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Benchmark Plus Management, LLC
Address: 820 A Street, Suite 700

         Tacoma, WA  98402

13F File Number:  28-12504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert S. Ferguson
Title:     Principal
Phone:     253-573-0657

Signature, Place, and Date of Signing:

     Robert S. Ferguson     Tacoma, WA     February 10, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $27,032 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASSOCIATED ESTATES RLTY CORP   COM              045604105      123    10900 SH       Sole                    10900        0        0
BARRY R G CORP OHIO            COM              068798107      597    84550 SH       Sole                    84550        0        0
BIOCLINICA INC                 COM              09071B100     1085   196149 SH       Sole                   196149        0        0
BLACKROCK MUNIYIELD PA INSD    COM              09255G107      275    20714 SH       Sole                    20714        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108      201     5500 SH       Sole                     5500        0        0
COUSINS PPTYS INC              COM              222795106      605    79288 SH       Sole                    79288        0        0
DATA I O CORP                  COM              237690102     1132   253823 SH       Sole                   253823        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105      311    62000 SH       Sole                    62000        0        0
DWS GLOBAL COMMODITIES STK F   COM              23338Y100     5758   692855 SH       Sole                   692855        0        0
HALLMARK FINL SVCS INC EC      COM NEW          40624Q203     1047   131591 SH       Sole                   131591        0        0
HEALTH CARE REIT INC           COM              42217K106      647    14600 SH       Sole                    14600        0        0
HOST HOTELS & RESORTS INC      COM              44107P104      125    10711 SH       Sole                    10711        0        0
IMAGE SENSING SYS INC          COM              45244C104      534    46810 SH       Sole                    46810        0        0
INSURED MUN INCOME FD          COM              45809F104     2146   152313 SH       Sole                   152313        0        0
INVESTMENT GRADE MUN INCOME    COM              461368102     1166    82516 SH       Sole                    82516        0        0
KSW INC                        COM              48268R106      719   196325 SH       Sole                   196325        0        0
MBIA CAP CLAYMORE MNG DUR IN   COM              55266X100     3967   300769 SH       Sole                   300769        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     1105   555716 SH       Sole                   555716        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104      665    18900 SH       Sole                    18900        0        0
NUVEEN INSD MUN OPPORTUNITY    COM              670984103      606    45070 SH       Sole                    45070        0        0
NUVEEN MICH PREM INCOME MUN    COM              67101Q109      533    43461 SH       Sole                    43461        0        0
NUVEEN PA INVT QUALITY MUN F   COM              670972108      155    11784 SH       Sole                    11784        0        0
NUVEEN PA PREM INCOME MUN FD   COM              67061F101      294    23547 SH       Sole                    23547        0        0
ORBIT INTL CORP                COM NEW          685559304      592   169512 SH       Sole                   169512        0        0
REGENCY CTRS CORP              COM              758849103      834    23800 SH       Sole                    23800        0        0
RETAIL OPPORTUNITY INVTS COR   COM              76131N101      135    13400 SH       Sole                    13400        0        0
TAUBMAN CTRS INC               COM              876664103      266     7400 SH       Sole                     7400        0        0
WESTERN ASST MNG MUN FD INC    COM              95766M105      765    57464 SH       Sole                    57464        0        0
WILLIAMS CTLS INC              COM NEW          969465608      644    81597 SH       Sole                    81597        0        0